Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts

As at June 30, 2014, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset (Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2014	2015
	(thousands)	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	410,000	(164)	6.16	30,526	36,004

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at June 30, 2014, the Partnership was committed to the following cross currency swaps:

					Fair Value /
					Carrying
Principal	Principal	Floating Rate Receivable			Amount of	Remaining
Amount	Amount	Reference		Fixed Rate	Asset	Term
NOK	USD	Rate	Margin	Payable	(Liability)	(years)
600,000	101,351	NIBOR	5.75%	7.49%	(6,337)	2.6
500,000	89,710	NIBOR	4.00%	4.80%	(8,943)	1.6
800,000	143,536	NIBOR	4.75%	5.93%	(14,285)	3.6
1,000,000	162,200	NIBOR	4.25%	6.28%	(2,621)	4.6

					(32,186)

Interest Rate Swap Agreements

As at June 30, 2014, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	800,000	(139,215)	8.4	4.7
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	815,781	(45,147)	6.1	2.5
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	180,000	(3,254)	0.3	3.4

		1,795,781	(187,616)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2014, ranged between 0.3% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)

This interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2014 whereby the swap will be settled based on its fair value at that time.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		Portion of			Portion of
	Accounts	Derivative	Derivative	Accrued	Derivative	Derivative
	Receivable	Assets	Assets	Liabilities	Liabilities	Liabilities
	$	$	$	$	$	$
As at June 30, 2014
Foreign currency contracts	—	517	11	—	(471)	(221)
Cross currency swaps	—	195	—	(49)	(1,189)	(31,143)
Interest rate swaps	—	—	5,732	(8,555)	(61,476)	(123,317)

	—	712	5,743	(8,604)	(63,136)	(154,681)

As at December 31, 2013
Foreign currency contracts	—	213	4	—	(976)	(83)
Cross currency swaps	12	287	—	—	(311)	(25,421)
Interest rate swaps	—	—	10,319	(9,174)	(46,657)	(95,631)

	12	500	10,323	(9,174)	(47,944)	(121,135)

Effect of (Losses) Gains on Derivatives

The effect of the (losses) gains on these derivatives on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(13,997)	(19,055)	(28,060)	(33,678)
Foreign currency forward contracts	196	(1,646)	(302)	(1,293)

	(13,801)	(20,701)	(28,362)	(34,971)

Unrealized (losses) gains relating to:
Interest rate swaps	(22,985)	56,931	(47,093)	71,902
Foreign currency forward contracts	(1,358)	(2,329)	679	(4,107)

	(24,343)	54,602	(46,414)	67,795

Total realized and unrealized (losses) gains on derivative instruments	(38,144)	33,901	(74,776)	32,824

Effect of Loss on Cross Currency Swaps on Consolidated Statements of (Loss) Income

The effect of the loss on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized gain on partial termination of cross currency swaps	—	—	—	6,800
Realized (losses) gains	(38)	297	(22)	1,022
Unrealized losses	(14,267)	(9,307)	(6,692)	(34,809)

Total realized and unrealized losses on cross-currency swaps	(14,305)	(9,010)	(6,714)	(26,987)